Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	DEFA14A
Entity Registrant Name	PANGAEA LOGISTICS SOLUTIONS LTD.
Entity Central Index Key	0001606909
Amendment Flag	false